Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Due to related parties	$ 1,240,008	$ 61,425
Sales to related parties	1,522,546
Accounts receivable - related parties	$ 682,315
Longrich Group [Member]
Related Party Transactions (Details) [Line Items]
Operating lease agreement, description	The Company leases one warehouses and three offices from its related party, subsidiaries of Longrich Group, controlled by the Chairman and CEO of the Company, who also is a major shareholder of the Company.
Payment related to lease	$ 82,551,615	$ 50,190,032	$ 17,775,398